Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (2,930)
Current service cost	2,085	₨ 1,782	₨ 1,434
Interest on obligation	131	63	25
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions	(423)	(749)	(73)
Actuarial loss/(gain) arising from demographic assumptions	(155)	(227)	40
Defined benefit obligation at the end of the year	(1,838)	(2,930)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	13,465	10,485
Acquisitions	7	229
Current service cost	2,085	1,782
Interest on obligation	681	652
Benefits paid	(1,069)	(1,123)
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions	423	749
Actuarial loss/(gain) arising from demographic assumptions	155	227
Actuarial loss/(gain) arising from experience adjustments	(334)	194
Translation adjustment	62	270
Defined benefit obligation at the end of the year	₨ 15,475	₨ 13,465	₨ 10,485